Commitments and Contingencies - Minimum Lease Payment Obligations and Sublease Rental Income Under Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating leases
Total	$ 45,323
2016	10,509
2017	9,344
2018	7,368
2019	6,776
2020	6,203
Thereafter	5,123
Sublease rental income
Sublease rental income, Total	4,021
Sublease rental income, 2016	1,579
Sublease rental income, 2017	1,197
Sublease rental income, 2018	814
Sublease rental income, 2019	431
Sublease rental income, 2020	0
Sublease rental income, Thereafter	$ 0